                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GEM Value Partners, L.L.C.
                 -------------------------------
   Address:      900 N. Michigan Avenue
                 -------------------------------
                 Suite 1450
                 -------------------------------
                 Chicago, IL 60611
                 -------------------------------

Form 13F File Number: 28-10863
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

               GEM Capital, L.L.C.              GEM Capital, L.L.C.              GEM Capital, L.L.C.

Name:           Michael A. Elrad                  Barry A. Malkin                  Norm S. Geller
         -------------------------------  -------------------------------  -------------------------------
Title:               V.P.                               V.P.                            V.P.
         -------------------------------  -------------------------------  -------------------------------
Phone:            312-915-2864                     312-915-2877                     312-915-3577
         -------------------------------  -------------------------------  -------------------------------

Signature, Place, and Date of Signing:

          /s/ Michael A. Elrad        Chicago, Illinois     2/  /2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

          /s/ Barry A. Malkin         Chicago, Illinois     2/  /2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

          /s/ Norm S. Geller          Chicago, Illinois     2/  /2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number      Name

           ------------------     ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:            27
                                        --------------------

Form 13F Information Table Value Total:       341,073
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      1                28-10864                                 GEM Capital, L.L.C.
     ---              -----------------                     ----------------------------

     [Repeat as necessary.]

      2                28-10865                                 Atrium GEM Partners, LLC
     ---              -----------------                     ----------------------------

                                 GEM 13F FILING
                                December 31, 2004
                           FORM 13F INFORMATION TABLE

      COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
-------------------------  ----------------  --------- --------  ------------------- ---------- -------- --------------------------
                                                        VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER    VOTING  AUTHORITY
   NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHARED    NONE
-------------------------  ----------------  --------- --------  ---------- --- ---- ---------- -------- ------- ----------- ------
AMB PROPERTY CORP                 COM        00163T109    2,272      56,244  SH      SHARED      1,2         56,244
ARDEN RLTY INC                    COM        039793104    5,134     136,104  SH      SHARED      1,2        136,104
BOSTON PROPERTIES INC             COM        101121101   14,426     223,072  SH      SHARED      1,2        223,072
BRANDYWINE RLTY TR          SH BEN INT NEW   105368203   10,372     352,900  SH      SHARED      1,2        352,900
CARRAMERICA RLTY CORP             COM        144418100    6,120     185,444  SH      SHARED      1,2        185,444
CATELLUS DEVELOPMENT CORP
  NEW                             COM        149113102    4,329     141,465  SH      SHARED      1,2        141,465
DEVELOPERS DIVERSIFIED
  REALTY                          COM        251591103   16,161     364,241  SH      SHARED      1,2        364,241
FEDERAL REALTY INVT TR      SH BEN INT NEW   313747206   13,172     255,019  SH      SHARED      1,2        255,019
HILTON HOTELS CORP                COM        432848109    8,831     388,356  SH      SHARED      1,2        388,356
HOST MARRIOTT CORP NEW            COM        44107P104   23,998   1,387,187  SH      SHARED      1,2      1,387,187
ISTAR FINL INC                    COM        45031U101   36,815     813,421  SH      SHARED      1,2        813,421
KB HOME                           COM        48666K109    2,986      28,600  SH      SHARED      1,2         28,600
LA QUINTA CORP                PAIRED CTF     50419U202    7,345     808,047  SH      SHARED      1,2        808,047
LUMINENT MTG CAP INC              COM        550278303    4,576     384,519  SH      SHARED      1,2        384,519
MACERICH CO                       COM        554382101   17,803     283,492  SH      SHARED      1,2        283,492
MERISTAR HOSPITALITY
  CORP                            COM        58984Y103   15,857   1,898,998  SH      SHARED      1,2      1,898,998
MILLS CORP                        COM        601148109    5,845      91,678  SH      SHARED      1,2         91,678
NEW CENTURY FINANCIAL
  CORP                            COM        6435EV108   10,874     170,143  SH      SHARED      1,2        170,143
PUBLIC STORAGE INC                COM        74460D109   10,621     190,519  SH      SHARED      1,2        190,519
PULTE HOMES INC                   COM        745867101   28,140     441,070  SH      SHARED      1,2        441,070
REGENCY CTRS CORP                 COM        758849103   18,596     335,660  SH      SHARED      1,2        335,660
SIMON PPTY GROUP INC
  NEW                             COM        828806109    2,972      45,950  SH      SHARED      1,2         45,950
ST JOE CO                         COM        790148100    7,220     112,461  SH      SHARED      1,2        112,461
STARWOOD HOTELS & RESORTS
  WRLD                        PAIRED CTF     85590A203   15,692     268,701  SH      SHARED      1,2        268,701
SUNSTONE HOTEL INVS INC
  NEW                             COM        867892101    6,613     318,238  SH      SHARED      1,2        318,238
TOLL BROTHERS INC                 COM        889478103   31,016     452,068  SH      SHARED      1,2        452,068
VENTAS INC                        COM        92276F100   13,287     484,740  SH      SHARED      1,2        484,740

                                                        -------------------                              ----------
                                           TOTAL:       341,073  10,618,337                              10,618,337
                                                        ===================                              ==========